Trade and other receivables - Summary of trade and other receivables reported in balance sheet net of allowances (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Line Items]
Prepayments and accrued income	£ 342	£ 392
Net trade and other receivables per balance sheet	3,886	3,942
Gross carrying amount | Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Financial assets	2,900	2,957
Gross carrying amount | Loans and other receivables
Disclosure Of Trade And Other Receivables [Line Items]
Financial assets	717	691
Accumulated impairment
Disclosure Of Trade And Other Receivables [Line Items]
Financial assets	(73)	(98)	£ (51)
Accumulated impairment | Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Financial assets	(45)	(70)	(51)
Accumulated impairment | Loans and other receivables
Disclosure Of Trade And Other Receivables [Line Items]
Financial assets	£ (28)	£ (28)	£ 0